ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE	Accounts receivable, net consists of the following:
	September 30, 2025	September 30, 2024
Accounts receivable	$213,772	$176,607
Less: allowance for expected credit loss	-	-
	$213,772	$176,607

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS

The movement of allowance for expected credit loss is as follow:

	Years Ended September 30,
	2025	2024	2023
Balance at beginning of the year	$-	$-	$-
Provision	-	4,664	-
Written off	-	(4,664)	-
Ending balance	$-	$-	$-